Emerging Markets Growth FundSM
Investment portfolio
September 30, 2021
unaudited
Common stocks 94.39% Asia-Pacific 70.15% China 34.77%	Shares	Value (000)
Adagene, Inc. (ADR)[1]	140,269	$2,034
Aier Eye Hospital Group Co., Ltd., Class A2	356,948	2,938
Alibaba Group Holding, Ltd.[1,2]	144,500	2,688
Alibaba Health Information Technology, Ltd.[1,2,3]	4,048,000	5,792
BeiGene, Ltd.[1,2]	75,374	2,148
BeiGene, Ltd. (ADR)[1]	281,475	102,175
Brii Biosciences, Ltd.[1,2]	771,000	3,828
CanSino Biologics, Inc., Class H1,2,3	959,483	33,794
China Feihe, Ltd.[2]	630,000	1,061
China Gas Holdings, Ltd.[2]	2,114,400	6,235
China Gas Holdings, Ltd.[2,3]	2,680,400	7,904
China Merchants Bank Co., Ltd., Class H2	4,667,500	37,046
China Resources Gas Group, Ltd.[2,3]	1,520,000	7,978
ENN Energy Holdings, Ltd.[2]	505,000	8,270
Foshan Haitian Flavouring and Food Co., Ltd., Class A2	223,950	3,806
Gracell Biotechnologies, Inc., Class A (ADR)[1]	531,291	7,369
Gree Electric Appliances, Inc. of Zhuhai, Class A2	451,186	2,706
Haitian International Holdings, Ltd.[2]	1,764,000	5,479
Hangzhou Tigermed Consulting Co., Ltd., Class A2	400,325	10,727
Hangzhou Tigermed Consulting Co., Ltd., Class H2	156,700	3,324
HBM Holdings, Ltd.[1,2]	13,019,551	11,180
Hefei Meyer Optoelectronic Technology, Inc., Class A2	646,557	3,806
Huazhu Group, Ltd. (ADR)[1]	698,834	32,049
Hutchmed China, Ltd. (ADR)[1,3]	1,231,945	45,102
Industrial and Commercial Bank of China Ltd., Class H2	16,854,000	9,304
JD Health International, Inc.[1,2,3]	648,800	6,192
Jiangsu Hengrui Medicine Co., Ltd., Class A2	7,459,344	57,935
Kingdee International Software Group Co., Ltd.[1,2,3]	2,599,000	8,604
Kuaishou Technology, Class B1,2	133,837	1,416
Kweichow Moutai Co., Ltd., Class A2	55,461	15,713
Legend Biotech Corp. (ADR)[1]	873,399	44,159
Longfor Group Holdings, Ltd.[2]	1,312,998	6,034
Meituan, Class B1,2	167,300	5,224
Midea Group Co., Ltd., Class A2	724,660	7,808
Ming Yuan Cloud Group Holdings Ltd.[2,3]	260,000	893
NetEase, Inc.[2]	884,229	15,190
NetEase, Inc. (ADR)	174,116	14,870
Ping An Insurance (Group) Company of China, Ltd., Class H2	8,743,700	59,331
Pop Mart International Group, Ltd.[2]	471,328	3,215
Shandong Pharmaceutical Glass Co., Ltd., Class A2	568,277	2,611
Shandong Sinocera Functional Material Co., Ltd., Class A2	584,332	3,722
Tencent Holdings, Ltd.[2]	599,100	35,128
Trip.com Group, Ltd. (ADR)[1]	1,298,108	39,917
Venustech Group, Inc., Class A2	3,659,276	15,635
WuXi Biologics (Cayman), Inc.[1,2]	1,048,000	16,939
Emerging Markets Growth Fund — Page 1 of 9

unaudited
Common stocks (continued) Asia-Pacific (continued) China (continued)	Shares	Value (000)
WuXi Xinje Electric Co., Ltd., Class A2	220,300	$1,566
XPeng, Inc., Class A1,2	74,190	1,280
Xpeng, Inc., Class A (ADR)[1]	151,834	5,396
Yeahka, Ltd.[1,2,3]	2,725,400	8,745
Yihai International Holding, Ltd.[2,3]	521,000	2,883
Yunnan Energy New Material Co., Ltd., Class A2	497,973	21,592
		760,741
Hong Kong 5.50%
AIA Group, Ltd.[2]	5,100,000	58,722
First Pacific Co., Ltd.[2]	31,018,000	11,125
Galaxy Entertainment Group, Ltd.[1,2]	2,486,500	12,546
HKBN, Ltd.[2]	15,276,500	18,054
Hong Kong Exchanges and Clearing, Ltd.[2]	277,400	16,838
Wynn Macau, Ltd.[1,2]	3,572,829	2,984
		120,269
India 14.52%
Asian Paints, Ltd.[2]	192,609	8,357
Astral, Ltd.[2]	363,782	10,548
Avenue Supermarts, Ltd.[1,2]	82,536	4,701
Berger Paints India, Ltd.[1,2]	698,799	7,615
Bharti Airtel, Ltd.[2]	3,286,820	30,133
City Union Bank, Ltd.[2]	879,028	1,857
Coforge, Ltd.[2]	325,107	22,915
Dabur India, Ltd.[2]	971,945	8,074
Genpact, Ltd.	365,276	17,354
Godrej Consumer Products, Ltd.[1,2]	314,141	4,308
Havells India, Ltd.[2]	407,430	7,523
HDFC Bank, Ltd.[2]	1,067,639	22,889
HDFC Bank, Ltd. (ADR)	6,300	460
ICICI Bank, Ltd.[2]	948,449	8,915
ICICI Bank, Ltd. (ADR)[3]	1,439,357	27,161
Indian Energy Exchange, Ltd.[2]	754,858	6,501
Indus Towers, Ltd.[2]	1,823,281	7,502
Info Edge (India) Ltd.[2]	12,160	1,053
Infosys Ltd.[2]	324,563	7,225
ITC, Ltd.[2]	2,183,049	6,900
Kotak Mahindra Bank, Ltd.[1,2]	555,980	14,972
MakeMyTrip, Ltd., non-registered shares[1]	96,086	2,613
Maruti Suzuki India, Ltd.[2]	34,527	3,409
Power Grid Corporation of India, Ltd.[2]	7,111,990	18,033
Quess Corp., Ltd.[1,2]	862,606	10,592
Reliance Industries, Ltd.[2]	443,087	14,984
TeamLease Services Ltd.[1,2]	355,773	21,419
Tube Investments of India, Ltd.[2]	94,986	1,780
United Spirits, Ltd.[1,2]	897,251	10,224
Varun Beverages, Ltd.[2]	521,503	6,296
Westlife Development, Ltd.[1,2]	160,126	1,221
		317,534
Emerging Markets Growth Fund — Page 2 of 9

unaudited
Common stocks (continued) Asia-Pacific (continued) Indonesia 3.90%	Shares	Value (000)
Astra International Tbk PT2	25,736,800	$9,832
Bank BTPN Syariah Tbk PT2	44,566,259	10,768
Bank Central Asia Tbk PT2	1,766,860	4,322
Bank Mandiri (Persero) Tbk PT2	59,700,800	25,370
Bank Rakyat Indonesia (Persero) Tbk PT2	28,202,900	7,495
Elang Mahkota Teknologi Tbk PT1,2	88,541,250	10,699
PT Surya Citra Media Tbk[1,2]	120,869,744	16,933
		85,419
Philippines 1.31%
Ayala Corp.[2]	677,970	10,839
Bloomberry Resorts Corp.[1,2]	49,384,000	5,740
International Container Terminal Services, Inc.[2]	3,162,076	12,081
		28,660
Singapore 0.72%
Sea, Ltd., Class A (ADR)[1]	40,300	12,845
Yoma Strategic Holdings Ltd.[1,2]	31,959,732	2,955
		15,800
South Korea 4.45%
Coupang, Inc., Class A1	108,800	3,030
Hugel, Inc.[1,2]	27,374	3,980
Korea Investment Holdings Co., Ltd.[2]	308,862	22,171
NAVER Corp.[2]	49,434	16,108
NCSoft Corp.[2]	1,172	593
NHN KCP Corp.[1,2]	135,648	5,932
Samsung Electronics Co., Ltd.[2]	488,658	30,414
Samsung Electronics Co., Ltd. (GDR)[2,4]	9,684	15,053
		97,281
Taiwan 4.00%
AirTAC International Group[2]	41,000	1,283
MediaTek, Inc.[2]	538,042	17,343
Momo.com, Inc.[2]	33,900	1,969
Taiwan Semiconductor Manufacturing Company, Ltd.[2]	2,956,812	60,973
Vanguard International Semiconductor Corp.[2]	1,106,000	5,950
		87,518
Thailand 0.12%
Airports of Thailand PCL, foreign registered shares[2]	1,516,800	2,732
Vietnam 0.86%
Masan Group Corp.[2]	2,593,620	16,128
Vinhomes JSC[2]	777,003	2,659
		18,787
Total Asia-Pacific		1,534,741
Eastern Europe and Middle East 10.27% Hungary 0.03%
Wizz Air Holdings PLC[1,2]	9,700	646
Emerging Markets Growth Fund — Page 3 of 9

unaudited
Common stocks (continued) Eastern Europe and Middle East (continued) Kazakhstan 0.74%	Shares	Value (000)
Halyk Savings Bank of Kazakhstan OJSC (GDR)[2,4]	891,987	$15,162
Kaspi.kz JSC[2,4]	9,636	1,027
		16,189
Poland 0.59%
CD Projekt SA2	55,755	2,672
Huuuge, Inc.[1,2]	1,005,909	10,319
		12,991
Russian Federation 8.30%
Alrosa PJSC[2]	332,853	606
Baring Vostok Capital Fund IV Supplemental Fund, LP1,2,5,6,7,8	43,189,450	5,317
Baring Vostok Private Equity Fund IV, LP1,2,5,6,7,8	23,604,516	4,275
Detsky Mir PJSC[2]	2,689,817	4,813
Gazprom PJSC (ADR)[2]	1,389,421	13,677
Moscow Exchange MICEX-RTS PJSC[2]	4,216,694	10,068
QIWI PLC, Class B (ADR)	183,518	1,538
Rosneft Oil Company PJSC (GDR)[2]	563,135	4,695
Sberbank of Russia PJSC[2]	1,220,014	5,688
Sberbank of Russia PJSC (ADR)[2]	2,600,428	48,316
TCS Group Holding PLC (GDR)[2,4]	150,657	13,717
TCS Group Holding PLC (GDR)[2]	104,382	9,504
X5 Retail Group NV (GDR)[2]	108,031	3,483
Yandex NV, Class A1	700,497	55,822
		181,519
Slovenia 0.37%
Nova Ljubljanska Banka dd (GDR)[2]	477,955	8,046
Turkey 0.24%
Aktas Elektrik Ticaret AS1,2	4,273	—[9]
Pegasus Hava Tasimaciligi AS1,2	422,160	3,686
Sok Marketler Ticaret AS, non-registered shares[2]	1,258,800	1,669
		5,355
Total Eastern Europe and Middle East		224,746
Latin America 8.84% Argentina 0.15%
Loma Negra Compania Industrial Argentina SA (ADR)	466,741	3,328
Brazil 5.88%
Americanas SA, ordinary nominative shares[1]	237,128	1,346
Boa Vista Servicos SA	1,217,375	2,839
BR Malls Participacoes SA, ordinary nominative shares[1]	6,080,839	9,022
CCR SA, ordinary nominative shares	1,705,714	3,665
CM Hospitalar SA1	781,980	3,232
Diagnósticos da América SA	742,978	5,938
Estre Ambiental, Inc.[1,4]	591,120	—[9]
Gerdau SA (ADR)	500,926	2,465
Hypera SA, ordinary nominative shares	3,579,829	21,128
Lojas Americanas SA, ordinary nominative shares	3,037,698	2,460
Emerging Markets Growth Fund — Page 4 of 9

unaudited
Common stocks (continued) Latin America (continued) Brazil (continued)	Shares	Value (000)
Nexa Resources SA	355,544	$2,702
PagSeguro Digital, Ltd., Class A1	400,890	20,734
Patria Investments, Ltd., Class A	527,704	8,617
Rede D’Or Sao Luiz SA	892,900	11,135
Vale SA, ordinary nominative shares	1,019,686	14,275
Vale SA, ordinary nominative shares (ADR)	1,370,991	19,125
		128,683
Mexico 1.52%
América Móvil, SAB de CV, Series L (ADR)	1,215,441	21,477
Bolsa Mexicana de Valores, SAB de CV, Series A	6,105,600	11,749
		33,226
Uruguay 1.29%
DLocal, Ltd., Class A1	515,800	28,142
Total Latin America		193,379
Other markets 2.70% Canada 0.09%
Barrick Gold Corp.	107,666	1,944
United Kingdom 1.51%
Airtel Africa PLC[2]	7,245,400	9,785
British American Tobacco PLC[2]	101,341	3,536
Hochschild Mining PLC[2]	3,792,111	6,752
Network International Holdings PLC[1,2]	1,816,289	8,885
Sedibelo Platinum Mines Ltd.[1,2,5]	17,665,800	4,045
		33,003
United States 1.10%
Fabrinet, non-registered shares[1]	15,180	1,556
MercadoLibre, Inc.[1]	10,764	18,077
Philip Morris International, Inc.	47,274	4,481
		24,114
Total Other markets		59,061
Africa 2.43% Federal Republic of Nigeria 0.35%
Guaranty Trust Holding Co. PLC[2]	126,924,542	7,575
South Africa 2.08%
AngloGold Ashanti, Ltd.[2]	143,546	2,284
Discovery, Ltd.[1,2]	1,906,722	17,327
MTN Group, Ltd.[1,2]	2,759,900	25,902
		45,513
Total Africa		53,088
Total common stocks (cost: $1,388,459,000)		2,065,015
Emerging Markets Growth Fund — Page 5 of 9

unaudited
Preferred securities 2.24% Asia-Pacific 1.75% South Korea 1.75%	Shares	Value (000)
Samsung Electronics Co., Ltd., nonvoting preferred shares[2]	655,461	$38,366
Latin America 0.49% Brazil 0.49%
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1]	1,730,927	6,582
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)[1,3]	535,000	4,082
		10,664
Total preferred securities (cost: $42,914,000)		49,030
Rights & warrants 0.20% Asia-Pacific 0.20% China 0.18%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[1,2,4]	65,900	3,815
India 0.02%
Bharti Airtel Ltd., rights, expire 2021[1,2]	234,772	485
Total rights & warrants (cost: $2,696,000)		4,300
Short-term securities 4.10% Money market investments 2.85%
Capital Group Central Cash Fund 0.06%[10,11]	623,012	62,308
Money market investments purchased with collateral from securities on loan 1.25%
Capital Group Central Cash Fund 0.06%[10,11,12]	78,381	7,839
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[10,12]	4,900,000	4,900
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[10,12]	3,700,000	3,700
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[10,12]	2,928,594	2,928
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[10,12]	2,400,000	2,400
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[10,12]	2,100,000	2,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[10,12]	2,100,000	2,100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[10,12]	1,300,000	1,300
		27,267
Total short-term securities (cost: $89,572,000)		89,575
Total investment securities 100.93% (cost: $1,523,641,000)		2,207,920
Other assets less liabilities (0.93)%		(20,301)
Net assets 100.00%		$2,187,619
Emerging Markets Growth Fund — Page 6 of 9

unaudited
Investments in affiliates11

	Value of affiliates at 7/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)
Short-term securities 3.21%
Money market investments 2.85%
Capital Group Central Cash Fund 0.06%[10]	$101,558	$105,664	$144,925	$—[9]	$11	$62,308	$10
Money market investments purchased with collateral from securities on loan 0.36%
Capital Group Central Cash Fund 0.06%[10,12]	7,755	84[13]				7,839	—[14]
Total short-term securities						70,147
Total 3.21%				$—[9]	$11	$70,147	$10
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $1,474,350,000, which represented 67.40% of the net assets of the fund. This amount includes $1,456,413,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	All or a portion of this security was on loan. The total value of all such securities was $25,282,000, which represented 1.16% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $48,774,000, which represented 2.23% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund. Therefore, the cost and market value may not be indicative of the private equity fund’s performance. For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund’s interest in the partnership is reported.
[7]	Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[9]	Amount less than one thousand.
[10]	Rate represents the seven-day yield at 9/30/2021.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Security purchased with cash collateral from securities on loan.
[13]	Represents net activity.
[14]	Dividend income is included with securities lending income and is not shown in this table.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Baring Vostok Capital Fund IV Supplemental Fund, LP	10/8/2007-8/29/2019	$27,019	$5,317.24%
Baring Vostok Private Equity Fund IV, LP	4/25/2007-12/28/2020	12,444	4,275.20
Total private placement securities		$ 39,463	$ 9,592.44%
Emerging Markets Growth Fund — Page 7 of 9

unaudited
Valuation disclosures

Capital International, Inc. (“CIInc”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Emerging Markets Growth Fund — Page 8 of 9

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Asia-Pacific	$356,534	$1,178,207	$—	$1,534,741
Eastern Europe and Middle East	57,360	157,794	9,592	224,746
Latin America	193,379	—	—	193,379
Other markets	26,058	28,958	4,045	59,061
Africa	—	53,088	—	53,088
Preferred securities	10,664	38,366	—	49,030
Rights & warrants	—	4,300	—	4,300
Short-term securities	89,575	—	—	89,575
Total	$733,570	$1,460,713	$13,637	$2,207,920
Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-015-1121O-S85391	Emerging Markets Growth Fund — Page 9 of 9